Earnings per share ("EPS") (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit/(loss) for the period used for calculation of EPS - basic	$ 266,266	$ 73,679	$ (46,927)
Interest and amortization on the convertible notes	6,766	12,177	0
Profit/(loss) for the period used for calculation of EPS - dilutive	$ 273,032	$ 85,856	$ (46,927)
Basic earnings per share [Abstract]
Weighted average number of shares (basic) (in shares)	155,712,886	143,437,164	143,429,610
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	155,712,886	143,437,164	143,429,610
Dilutive equity awards (in shares)	65,873	133,342	5,311
Dilutive shares related to convertible notes (in shares)	14,275,217	24,589,370	0
Weighted average shares outstanding - dilutive (in shares)	170,053,975	168,159,876	143,434,921